Schedule of Projected and Accumulated Benefit Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Defined Benefit Plan Change In Benefit Obligation [Line Items]
Projected benefit obligation	$ 103,443
Accumulated benefit obligation	$ 101,287
Predecessor
Schedule Of Defined Benefit Plan Change In Benefit Obligation [Line Items]
Projected benefit obligation		$ 97,941
Accumulated benefit obligation		$ 94,467